Operating Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending December 31, 2025	$ 2,989,212
For the year ending December 31, 2026	4,605,390
For the year ending December 31, 2027	4,774,323
For the year ending December 31, 2028	4,928,710
For the year ending December 31, 2029	5,112,725
Thereafter	26,669,922
Total lease payments	49,080,282
Less: Imputed interest	(12,634,240)
Present value of operating lease liabilities	$ 36,446,042	$ 523,985